INVESTMENTS IN CONSUMER LOANS EQUITY METHOD INVESTEES - Rollforward (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Distributions of earnings from equity method investees	$ (44,454)
Should be distributions of capital / return of capital	82,856
Earnings from investments in consumer loan equity method investees	82,856	[1]
Consumer loan equity method investees, ending	215,062	[2]
Consumer Loan Investees
Consumer loan equity method investees, beginning	0
Contributions to consumer loan equity method investees	245,421
Distributions of earnings from equity method investees	(82,856)
Should be distributions of capital / return of capital	(30,359)
Earnings from investments in consumer loan equity method investees	82,856
Consumer loan equity method investees, ending	$ 215,062

[1]	Represents our historical consolidated statement of income for the year ended December 31, 2013.
[2]	Represents our historical consolidated balance sheet at December 31, 2013.